INTEREST RESERVE (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTEREST RESERVE [Abstract]
Changes in Interest Reserve
The following table presents changes in interest reserve as of and for the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	For the three months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020	For the nine months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020
Beginning reserves	$ 5,547,863	$ —	$ 1,325,750	$ —
New reserves	4,525,468	1,400,000	9,450,468	1,400,000
Reserves disbursed	(1,819,036)	—	(2,521,923)	—
Ending reserves	$ 8,254,295	$ 1,400,000	$ 8,254,295	$ 1,400,000

The following table presents changes in interest reserve as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
For the period from July 31, 2020 to December 31, 2020
Initial reserves	$ —
New reserves	1,400,000
Reserves disbursed	(74,250)
Total Interest reserve	$ 1,325,750